Convertible Redeemable Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

NOTE 7 — CONVERTIBLE REDEEMABLE PREFERRED SHARES

We had various series of convertible redeemable preferred shares (collectively, “Preferred Shares”) authorized and outstanding prior to April 10, 2025, the closing date of the business combination transaction with SKGR, as further discussed in Note 5 — Recapitalization Transaction. After the closing of the business combination transaction, we no longer have authorized and outstanding convertible redeemable preferred shares due to (i) the Company repurchasing a portion of Series D preferred shares from certain preferred shareholders prior to closing (the “Preferred Share Repurchase”), (ii) all remaining outstanding Preferred Shares after the Preferred Share Repurchase were automatically converted into Class A ordinary shares in connection with the business combination agreement, and (iii) contemporaneously with the closing we amended and restated our articles of association to remove preferred shares as an authorized share capital of the Company.

The table below presents our various series convertible redeemable preferred shares that were authorized and outstanding as of December 31, 2024.

December 31, 2024
Series	Authorized	Issued and Outstanding
A-1	16,518,502	15,181,000
A-2	14,244,000	14,244,000
A-3	3,536,099	2,828,899
B-1	13,111,999	13,111,999
B-2	9,090,900	9,090,900
B-3	2,100,000	2,100,000
C-1	13,684,800	13,684,800
D	15,000,000	12,963,577
	87,286,300	83,205,175

Preferred Share Repurchase

On April 10, 2025, immediately prior to the Company’s Preferred Shares converting in accordance with the business combination agreement, the Company repurchased 3,017,119 Series D Preferred Shares, with a carrying amount of $138,093,537, from certain preferred shareholders in exchange for promissory notes with an aggregate principal balance of $100,000,000. The difference between the carrying value of the repurchased shares and the aggregate principal balance issued as consideration was $38,093,537, which was recorded as a decrease to the net loss attributable to the Company in determining the net loss attributable to ordinary shareholders for purposes of calculating earnings per share for the three and six months ended June 30, 2025.

Conversion of Preferred Shares

On April 10, 2025, after the Preferred Share Repurchase, all remaining Preferred Shares converted into 269,381,830 Class A ordinary shares. The carrying value of the Preferred Shares at the date of conversion was $2,745,357,933 and was reclassified from mezzanine equity to additional paid-in-capital.

The following table presents the activity of our various series of convertible redeemable preferred shares for the three and six months ended June 30, 2025.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2024	15,181,000	$485,488,380	14,244,000	$456,377,760	2,828,899	$90,666,213	13,111,999	$423,255,328
Preferred Shares redemption value accretion	—	5,920,590	—	5,127,840	—	1,018,404	—	3,146,879
Ending balances as of March 31, 2025	15,181,000	491,408,970	14,244,000	461,505,600	2,828,899	91,684,617	13,111,999	426,402,207
Repurchase of preferred shares	—	—	—	—	—	—	—	—
Conversion of preferred shares to ordinary shares	(15,181,000)	(491,408,970)	(14,244,000)	(461,505,600)	(2,828,899)	(91,684,617)	(13,111,999)	(426,402,207)
Ending balances as of June 30, 2025	—	$—	—	$—	—	$—	—	$—
	Series B-2 Preferred Shares		Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2024	9,090,900	$295,908,795	2,100,000	$68,775,000	13,684,800	$458,577,648	12,963,577	$582,699,609	83,205,175	$2,861,748,733
Preferred Shares redemption value accretion	—	909,090	—	—	—	(5,063,376)	—	10,643,310	—	21,702,737
Ending balances as of March 31, 2025	9,090,900	296,817,885	2,100,000	68,775,000	13,684,800	453,514,272	12,963,577	593,342,919	83,205,175	2,883,451,470
Repurchase of preferred shares	—	—	—	—	—	—	(3,017,119)	(138,093,537)	(3,017,119)	(138,093,537)
Conversion of preferred shares to ordinary shares	(9,090,900)	(296,817,885)	(2,100,000)	(68,775,000)	(13,684,800)	(453,514,272)	(9,946,458)	(455,249,382)	(80,188,056)	(2,745,357,933)
Ending balances as of June 30, 2025	—	$—	—	$—	—	$—	—	$—	—	$—

Share Issuance

On January 10, 2024, we issued 1,215,817 shares of Series D preferred shares to an accredited investor for total proceeds of $40,297,282.

The following table presents the activity of our various series of convertible redeemable preferred shares for the three and six months ended June 30, 2024.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2023	15,181,000	$352,502,820	14,244,000	$334,164,240	2,828,899	$66,479,127	13,111,999	$318,883,816
Issuance of Preferred Shares	—	—	—	—	—	—	—	—
Preferred Shares redemption value accretion	—	228,170,430	—	212,805,360	—	42,207,173	—	191,566,305
Ending balances as of March 31, 2024	15,181,000	580,673,250	14,244,000	546,969,600	2,828,899	108,686,300	13,111,999	510,450,121
Preferred Shares redemption value accretion	—	910,860	—	712,200	—	169,734	—	786,720
Ending balances as of June 30, 2024	15,181,000	$581,584,110	14,244,000	$547,681,800	2,828,899	$108,856,034	13,111,999	$511,236,841
	Series B-2 Preferred Shares		Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2023	9,090,900	$230,272,497	2,100,000	$55,965,000	13,684,800	$395,627,568	11,747,760	$572,468,345	81,989,358	$2,326,363,413
Issuance of Preferred Shares	—	—	—	—	—	—	1,215,817	40,297,282	1,215,817	40,297,282
Preferred Shares redemption value accretion	—	129,272,598	—	28,959,000	—	176,533,920	—	78,193,027	—	1,087,707,813
Ending balances as of March 31, 2024	9,090,900	359,545,095	2,100,000	84,924,000	13,684,800	572,161,488	12,963,577	690,958,654	83,205,175	3,454,368,508
Preferred Shares redemption value accretion	—	4,545,450	—	147,000	—	1,231,632	—	2,592,716	—	11,096,312
Ending balances as of June 30, 2024	9,090,900	$364,090,545	2,100,000	$85,071,000	13,684,800	$573,393,120	12,963,577	$693,551,370	83,205,175	$3,465,464,820

The major rights of our Preferred Shares, prior to their conversion, were as follows:

Voting Rights

Each holder of our Preferred Shares was entitled to the number of votes as the number of Class A ordinary shares into which each holder’s preferred shares were convertible. Preferred shareholders and ordinary shareholders vote on all matters as a single class.

Dividend Rights

In the event our board declared a dividend, our Preferred Shares were entitled to receive a non-cumulative dividend of 8% per annum based on their respective original issue price prior to any ordinary share receiving a dividend. If the declared dividend was sufficient to cover the 8% minimum dividend, then the Preferred Shares would have participated in the remaining dividend amount on an as-converted basis with the ordinary shares. No dividends had been declared or paid on our ordinary shares prior to the conversion of our Preferred Shares in connection with the business combination transaction.

Conversion Rights

Our Preferred Shares had an optional conversion feature and an automatic conversion feature. Upon a conversion, the Preferred Shares were convertible into Class A ordinary shares. The conversion ratio for our Preferred Shares was 1 for 3.3593 and may change due to standard antidilutive adjustments. Preferred shareholders had the right to convert their preferred share holdings at any time in whole or in part. Our Preferred Shares were to automatically convert in the event of a public offering or an alternative listing, including through merger with an existing listed company or a special-purpose acquisition company. Our Series C preferred shares were to automatically convert in the event holders of more than 50% of such shares elected to convert their shares. Our Series D preferred shares were to automatically convert in the event holders of more than 66% of such shares elected to convert their shares.

Redemption Rights

In the event an automatic conversion or liquidation event had not occurred, our Preferred Shares become redeemable at the option of the holder on the earlier of June 10, 2026, or the date in which the principal business cannot be continued due to certain adverse circumstances (e.g., material integrity problems or fraud of our cofounders, loss of our business qualification, licenses, permits, etc.). The redemption amount payable to the holders would be determined as the higher of a 10% per annum return from the preferred shares original issuance date through the date of redemption or the fair market value on the redemption date. No event had occurred which would allow holders of our Preferred Shares to exercise their redemption option.

The following presents the aggregate and per share redemption value of each preferred share series as of December 31, 2024:

As of December 31, 2024
Series	Total	Per Share
A-1	$485,488,380	$31.98
A-2	456,377,760	$32.04
A-3	90,666,213	$32.05
B-1	423,255,328	$32.28
B-2	295,908,795	$32.55
B-3	68,775,000	$32.75
C-1	458,577,648	$33.51
D	582,699,609	$44.95
	$2,861,748,733

Liquidation Rights

Our Preferred Shares were entitled to a liquidation preference in the event of a liquidation event. Liquidation events include the following items:

●	Any consolidation, reorganization, merger or any other arrangement whereby our shareholders prior to such transaction do not own at least 50% of the surviving entity.

●	A sale, lease, transfer or other disposition of all or substantially all of our assets.

●	Exclusive licensing of all or substantially all of our intellectual property rights to a third party.

●	Any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary.

No event occurred which would allow holders of our Preferred Shares to exercise their liquidation rights.

The following presents the liquidation preferences of our preferred shares by series as of December 31, 2024:

As of December 31, 2024
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.45	1.2	$8,197,740
A-2	14,244,000	$0.91	1.0	12,962,040
A-3	2,828,899	$0.97	1.0	2,744,032
B-1	13,111,999	$2.29	1.0	30,026,478
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	12,963,577	$33.14	1.0	429,612,942
Aggregate liquidation preference				$644,132,365

In an event of liquidation, the order of liquidation distribution is first Series D followed by Series C, B-3, B-2, B-1, A-3, A-2 and then A-1. If in the event of a liquidation, our assets are insufficient to distribute and satisfy a particular Series’ liquidation preference in its entirety, then the assets available for distribution will be distributed ratably in proportion to the holders of that respective preferred series’ liquidation preference.

Right of Participation

Our holders of Preferred Shares (“Participation Right Holders”) had rights of participation (“Right of Participation”) with respect to the issuance of new equity securities. The Right of Participation does not apply to the following issuances of securities:

●	Ordinary shares issued or reserved under our Global Share Incentive Plan.

●	Ordinary shares issued in connection with a share split, consolidation or share dividend.

●	Ordinary shares issuable upon conversion of our Preferred Shares.

●	Equity securities issued in connection with a public offering.

●	Any equity securities issued in connection with the acquisition of another corporation or entity by consolidation, merger, purchase of assets, or other reorganization in which we acquire, in a single transaction or a series of related transactions, all or substantially all assets of other corporation or entity or 50% percent or more of the equity ownership or voting power of such other corporation or entity.

NOTE 15 — CONVERTIBLE REDEEMABLE PREFERRED SHARES

 We have various series of convertible redeemable preferred shares (collectively, “Preferred Shares”) issued and outstanding. The table below presents the number of authorized and outstanding shares of our various series convertible redeemable preferred shares as of December 31, 2024 and 2023.

	2024		2023
Series	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
A-1	16,518,502	15,181,000	16,518,502	15,181,000
A-2	14,244,000	14,244,000	14,244,000	14,244,000
A-3	3,536,099	2,828,899	3,536,099	2,828,899
B-1	13,111,999	13,111,999	13,111,999	13,111,999
B-2	9,090,900	9,090,900	9,090,900	9,090,900
B-3	2,100,000	2,100,000	2,100,000	2,100,000
C	13,684,800	13,684,800	13,684,800	13,684,800
D	15,000,000	12,963,577	15,000,000	11,747,760
	87,286,300	83,205,175	87,286,300	81,989,358

During the year ended December 31, 2022, we issued 2,100,000 shares of Series B-3 preferred shares in connection with an exercise of a Series B-3 preferred stock warrant that was issued during 2020. Total proceeds from the exercise were $10,000,000. Upon exercise of the warrant, the intrinsic value of the preferred stock was $40,379,000. We also recognized preferred stock redemption value accretion in the same amount upon issuance of the preferred stock.

As of January 1, 2022, we had an outstanding preferred share subscription receivable in the amount of $73,723,814 that originated from our July 16, 2020 original issuance of preferred shares Series A-1 through B-2. During the year ended December 31, 2022, we received the entire receivable balance.

On April 19, 2023, we issued 603,424 shares of Series D preferred shares to an accredited investor for total proceeds of $20,000,000.

On April 26, 2023, by way of a fourth amendment to our memorandum of association, our share capital with respect to our Series D preferred shares was increased to 15,000,000 shares from 11,144,336 to accommodate future Series D issuances.

On January 10, 2024, we issued 1,215,817 shares of Series D preferred shares to an accredited investor for total proceeds of $40,297,282.

The following table provides a breakdown of our various series of convertible redeemable preferred shares that are aggregated on our consolidated statements of financial position as well as presents the activity for the year ended December 31, 2022, 2023 and 2024.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares		Series B-2 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of January 1, 2022	15,181,000	$323,106,619	14,244,000	$304,421,139	2,828,899	$60,508,715	13,111,999	$284,731,410	9,090,900	$201,638,532

Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Receipt of subscription receivable	–	–	–	–	–	–	–	–	–	–
Preferred Shares redemption value accretion	–	(21,004,739)	–	(16,265,019)	–	(3,082,066)	–	(3,347,911)	–	6,724,896

Balances as of December 31, 2022	15,181,000	$302,101,880	14,244,000	$288,156,120	2,828,899	$57,426,649	13,111,999	$281,383,499	9,090,900	$208,363,428

Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Preferred Shares redemption value accretion	–	50,400,940	–	46,008,120	–	9,052,478	–	37,500,317	–	21,909,069

Balances as of December 31, 2023	15,181,000	$352,502,820	14,244,000	$334,164,240	2,828,899	$66,479,127	13,111,999	$318,883,816	9,090,900	$230,272,497

Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Preferred Shares redemption value accretion	–	132,985,560	–	122,213,520	–	24,187,086	–	104,371,512	–	65,636,298

Balances as of December 31, 2024	15,181,000	$485,488,380	14,244,000	$456,377,760	2,828,899	$90,666,213	13,111,999	$423,255,328	9,090,900	$295,908,795
	Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series A-1 thru B-2 Subscription	Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Receivable	Shares	Amount
Beginning balances as of January 1, 2022	–	$–	13,684,800	$325,277,607	11,144,336	$405,189,642	$(73,723,814)	79,285,934	1,831,149,850

Issuance of Preferred Shares	2,100,000	10,000,000	–	–	–	–	–	2,100,000	10,000,000
Receipt of subscription receivable	–	–	–	–	–	–	73,723,814	–	73,723,814
Preferred Shares redemption value accretion	–	40,379,000	–	46,538,409	–	1,467,179	–	–	51,409,749

Balances as of December 31, 2022	2,100,000	$50,379,000	13,684,800	$371,816,016	11,144,336	$406,656,821	$–	81,385,934	$1,966,283,413

Issuance of Preferred Shares	–	–	–		603,424	20,000,000	–	603,424	20,000,000
Preferred Shares redemption value accretion	–	5,586,000	–	23,811,552	–	145,811,524	–	–	340,080,000

Balances as of December 31, 2023	2,100,000	$55,965,000	13,684,800	$395,627,568	11,747,760	$572,468,345	$–	81,989,358	$2,326,363,413

Issuance of Preferred Shares	–	–	–	–	1,215,817	40,297,282	–	1,215,817	40,297,282
Preferred Shares redemption value accretion	–	12,810,000	–	62,950,080	–	(30,066,018)	–	–	495,088,038

Balances as of December 31, 2024	2,100,000	$68,775,000	13,684,800	$458,577,648	12,963,577	$582,699,609	$–	83,205,175	$2,861,748,733

The major rights of our Preferred Shares are discussed below:

Voting Rights

Each holder of our Preferred Shares is entitled to the number of votes as the number of Class A ordinary shares into which each holder’s preferred shares are convertible. Preferred shareholders and ordinary shareholders vote on all matters as a single class.

Dividend Rights

In the event our board declares a dividend, our Preferred Shares are entitled to receive a non-cumulative dividend of 8% per annum based on their respective original issue price prior to any ordinary share receiving a dividend. If the declared dividend is sufficient to cover the 8% minimum dividend, then the Preferred Shares will participate in the remaining dividend amount on an as-converted basis with the ordinary shares. As of December 31, 2024, no dividends have been declared or paid on Preferred Shares.

Conversion Rights

Our Preferred Shares have an optional conversion feature and an automatic conversion feature. Upon a conversion, the Preferred Shares are convertible into Class A ordinary shares. The current conversion ratio for our Preferred Shares is 1 for 3.3593 and may change in the future due to standard antidilutive adjustments. Preferred shareholders may convert their preferred share holdings at any time in whole or in part. Our Preferred Shares will automatically convert in the event of a qualified public offering or an alternative listing, including through merger with an existing listed company or a special-purpose acquisition company. Our Series C preferred shares will automatically convert in the event holders of more than 50% of such shares elect to convert their shares. Our Series D preferred shares will automatically convert in the event holders of more than 66% of such shares elect to convert their shares. As of December 31, 2024, no holders have elected to convert their preferred shares.

Redemption Rights

In the event an automatic conversion or liquidation event has not occurred, our Preferred Shares become redeemable at the option of the holder on the earlier of June 10, 2026, or the date in which the principal business cannot be continued due to certain adverse circumstances (e.g., material integrity problems or fraud of our cofounders, loss of our business qualification, licenses, permits, etc.). The redemption amount payable to the holders is determined as the higher of a 10% per annum return from the preferred shares original issuance date through the date of redemption or the fair market value on the redemption date. As of December 31, 2024, no event has occurred which would allow holders of our Preferred Shares to exercise their redemption option.

The following presents the aggregate and per share redemption value of each preferred share series as of December 31, 2024 and 2023:

	2024		2023
Series	Total	Per Share	Total	Per Share
A-1	$485,488,380	$31.98	$352,502,820	$23.22
A-2	456,377,760	$32.04	334,164,240	$23.46
A-3	90,666,213	$32.05	66,479,127	$23.50
B-1	423,255,328	$32.28	318,883,816	$24.32
B-2	295,908,795	$32.55	230,272,497	$25.33
B-3	68,775,000	$32.75	55,965,000	$26.65
C	458,577,648	$33.51	395,627,568	$28.91
D	582,699,609	$44.95	572,468,345	$48.73
	$2,861,748,733		$2,326,363,413

Liquidation Rights

Our Preferred Shares are entitled to a liquidation preference in the event of a liquidation event. A liquidation event may include the following items:

●	Any consolidation, reorganization, merger or any other arrangement whereby our shareholders prior to such transaction do not own at least 50% of the surviving entity.

●	A sale, lease, transfer or other disposition of all or substantially all of our assets.

●	Exclusive licensing of all or substantially all of our intellectual property rights to a third party.

●	Any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary.

As of December 31, 2024, no event has occurred which would allow holders of our Preferred Shares to exercise their liquidation rights.

The following presents the liquidation preferences of our preferred shares by series as of December 31, 2024 and 2023:

As of December 31, 2024
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.45	1.2	$8,197,740
A-2	14,244,000	$0.91	1.0	12,962,040
A-3	2,828,899	$0.97	1.0	2,744,032
B-1	13,111,999	$2.29	1.0	30,026,478
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	12,963,577	$33.14	1.0	429,612,942
Aggregate liquidation preference				$644,132,365

As of December 31, 2023
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.46	1.2	$8,379,912
A-2	14,244,000	$0.94	1.0	13,389,360
A-3	2,828,899	$0.99	1.0	2,800,610
B-1	13,111,999	$2.29	1.0	30,026,477
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	11,747,760	$33.14	1.0	389,320,766
Aggregate liquidation preference				$604,506,258

In an event of liquidation, the order of liquidation distribution is first Series D followed by Series C, B-3, B-2, B-1, A-3, A-2 and then A-1. If in the event of a liquidation our assets are insufficient to distribute and satisfy a particular Series’ liquidation preference in its entirety, then the assets available for distribution will be distributed ratably in proportion to the holders of that respective preferred series’ liquidation preference.

Right of Participation

Our holders of Preferred Shares (“Participation Right Holders”) have rights of participation (“Right of Participation”) with respect to the issuance of new equity securities. The Right of Participation does not apply to the following issuances of securities:

●	Ordinary shares issued or reserved under our Global Share Incentive Plan.

●	Ordinary shares issued in connection with a share split, consolidation or share dividend.

●	Ordinary shares issuable upon conversion of our Preferred Shares.

●	Equity securities issued in connection with a public offering.

●	Any equity securities issued in connection with the acquisition of another corporation or entity by consolidation, merger, purchase of assets, or other reorganization in which we acquire, in a single transaction or a series of related transactions, all or substantially all assets of other corporation or entity or 50% percent or more of the equity ownership or voting power of such other corporation or entity.

The Right of Participation shall immediately and automatically expire, terminate, and cease to have any force or effect upon the consummation of a qualified public listing or upon receipt by Participation Right Holders of all liquidation proceeds payable in accordance with our articles following a liquidation event.